Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year | shares	87,175
Vested | shares	(87,175)
Unvested at beginning of year (in dollars per share) | $ / shares	$ 0.26
Vested (in dollars per share) | $ / shares	$ 0.26